Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share Based Compensation [Abstract]
Schedule of Option Activity	A summary of the option activity as of June 30, 2023 and 2022 and changes during the period is presented below:
	Number of share options(1)	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value $

Outstanding, January 1, 2023	272,126	21.54	10.83	-

Granted	403,820	2.68
Exercised	(791)	20.90		-
Modified	(248,095)	21.74
Outstanding, June 30, 2023	427,060	3.59	10.28	8,076
Exercisable, June 30, 2023	16,337	21.98	10.14	-

Outstanding, January 1, 2022	127,371	31.91	11.01	-

Granted	153,133	13.40	12.30
Exercised	(6,310)	25.04		4,926
Forfeited	(939)	27.60
Cancelled	(433)	116.82
Outstanding, June 30, 2022	272,822	21.56	11.33	45,492
Exercisable, June 30, 2022	88,480	33.00	10.13	560
(1)	All share options number for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED's 1 for 10 reverse stock split, which was effective on January 23, 2023.

Schedule of Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model	The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions.
	Granted in 2023	Granted in 2022
Expected volatility	170.10%	89.55%
Risk-free interest rate	3.48%	1.86%
Expected term from grant date (in years)	5.25	5.63-6.41
Dividend rate	-	-
Dilution factor	1	1
Fair value	$2.68	$0.97-$1.02